14. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Amounts received	R$ (265)	R$ (250)	R$ (250)
Monetary updating	347	317	322
Restated [member]
Disclosure of financial assets [line items]
Beginning Balance		3,621	7,084
Effects of first-time adoption of IFRS 15 (Restated)			(2,475)
Amounts received			(1,389)
Others transfers			(2)
Ending Balance			3,621
Infrastructure [member]
Disclosure of financial assets [line items]
Beginning Balance	3,768	3,621
Amounts received	(266)
Transfers from contract assets	60	48
Transfers from (to) intangible assets	(5)	23
Monetary updating	367	336	377
Disposals		(1)	(1)
Transfers from PP&E			27
Ending Balance	3,924	3,768	3,621
Infrastructure [member] | Restated [member]
Disclosure of financial assets [line items]
Beginning Balance	3,768	3,621
Amounts received		(259)
Ending Balance		3,768	3,621
Infrastructure [member] | Transmission [member]
Disclosure of financial assets [line items]
Beginning Balance
Amounts received
Transfers from contract assets
Transfers from (to) intangible assets
Monetary updating
Disposals
Transfers from PP&E
Ending Balance
Infrastructure [member] | Transmission [member] | Restated [member]
Disclosure of financial assets [line items]
Beginning Balance			2,475
Effects of first-time adoption of IFRS 15 (Restated)			(2,475)
Amounts received
Others transfers
Ending Balance
Infrastructure [member] | Generation [member]
Disclosure of financial assets [line items]
Beginning Balance	3,284	3,225
Amounts received	(266)
Transfers from contract assets
Transfers from (to) intangible assets
Monetary updating	347	318	377
Disposals
Transfers from PP&E
Ending Balance	3,365	3,284	3,225
Infrastructure [member] | Generation [member] | Restated [member]
Disclosure of financial assets [line items]
Beginning Balance	3,284	3,225	4,238
Effects of first-time adoption of IFRS 15 (Restated)
Amounts received		(259)	(1,389)
Others transfers			(1)
Ending Balance		3,284	3,225
Infrastructure [member] | Distribution [member]
Disclosure of financial assets [line items]
Beginning Balance	460	396
Amounts received
Transfers from contract assets	60	48
Transfers from (to) intangible assets	(5)	(1)
Monetary updating	15	18
Disposals		(1)	(1)
Transfers from PP&E			27
Ending Balance	530	460	396
Infrastructure [member] | Distribution [member] | Restated [member]
Disclosure of financial assets [line items]
Beginning Balance	460	396	371
Effects of first-time adoption of IFRS 15 (Restated)
Amounts received
Others transfers			(1)
Ending Balance		460	396
Infrastructure [member] | Gas [member]
Disclosure of financial assets [line items]
Beginning Balance	24
Amounts received
Transfers from contract assets
Transfers from (to) intangible assets		24
Monetary updating	5
Disposals
Transfers from PP&E
Ending Balance	29	24
Infrastructure [member] | Gas [member] | Restated [member]
Disclosure of financial assets [line items]
Beginning Balance	R$ 24
Effects of first-time adoption of IFRS 15 (Restated)
Amounts received
Others transfers
Ending Balance		R$ 24